FORGIVENESS OF DEBT	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
FORGIVENESS OF DEBT

11. FORGIVENESS OF DEBT

During the year ended January 31, 2022, the Company’s legal counsel agreed to forgive $13,667 the Company owed for services. In addition, the Company recorded $191 as forgiveness of debt associated with reversal of an old debt which exceeded the statute of limitations as promulgated under Chilean Laws.

The Company did not have similar transactions during the years ended January 31, 2024 and 2023.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)